SCHEDULE OF CONCENTRATION OF RISK BY RISK FACTORS (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenue		$ 754,713	$ 418,678	$ 2,708,560	$ 3,066,233
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Total revenue	[1]				$ 1,286,792
Concentration Risk, Percentage	[1]				42.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Total revenue					$ 658,018
Concentration Risk, Percentage					21.00%
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[2]			14.00%
Total purchases	[2]			$ 189,150
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[2]			11.00%
Total purchases	[2]			$ 149,806
Cost of Sales [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Product Information [Line Items]
Concentration Risk, Percentage	[2]				40.00%
Total purchases	[2]				$ 233,187

[1]	Represented advertising revenues from this customer during the year ended December 31, 2021. The Company also purchased inventory from this customer in year ended December 31, 2021.
[2]	The Company purchased inventory from this supplier, Runcansheng, in the year ended December 31, 2022. The Company acquired all of the outstanding equity of Runcangsheng on September 30, 2022 (see Note 17).